Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis ETF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	net_SupplementTextBlock
NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Supplement dated November 20, 2017 to the Summary Prospectus, Prospectus and Statement of Additional
Information of the Natixis Seeyond International Minimum Volatility ETF (the “Fund”), each dated May 1, 2017, as may be revised or supplemented from time to time.

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectus, prospectus and statement of additional information of the Fund are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Natixis Seeyond International Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	net_SupplementTextBlock
NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Supplement dated November 20, 2017 to the Summary Prospectus, Prospectus and Statement of Additional
Information of the Natixis Seeyond International Minimum Volatility ETF (the “Fund”), each dated May 1, 2017, as may be revised or supplemented from time to time.

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectus, prospectus and statement of additional information of the Fund are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.